                                                                                          Registration No. 33-34720
                                                                                                 File No. 811-06105

                                        SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                   [X]

Pre-Effective Amendment No. _____                                                                             [ ]

Post-Effective Amendment No. 27                                                                               [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   [ ]

Amendment No. 30                                                                                              [X]
                                     Oppenheimer Quest Global Value Fund, Inc.

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                                (Exact Name of Registrant as Specified in Charter)

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                                 6803 South Tucson Way, Englewood, Colorado 80112

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                                (Address of Principal Executive Offices) (Zip Code)

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                                                  (303) 768-3200
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                               (Registrant's Telephone Number, including Area Code)

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                                               Robert G. Zack, Esq.

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                                              OppenheimerFunds, Inc.
                                   498 Seventh Avenue, New York, New York 10018

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[X]      On March 28, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On ________________ pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a new  effective  date  for  a  previously  filed  post-effective amendment.